Investment in equity investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income tax expense	$ 147,181	$ 119,579	$ 230,830
Equity Method Investee
Equity Method Investment Summarized Financial Information Income Statement Abstract
Total revenues	927,510	1,074,055	931,627
Total expenses	677,385	673,632	663,069
Net income	195,189	334,606	225,759
Income tax expense	54,936	65,817	$ 42,799
Equity Method Investment Summarized Financial Information Abstract
Total assets	7,911,752	8,652,539
Total liabilities	$ 6,425,642	$ 6,090,722